UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

ANNUAL REPORT
September 30, 2012

www.towlefund.com

Towle Deep Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

TOWLE & CO.
D E E P   V A L U E    I N V E S T I N G
1-888-998-6953

October 2012

To Our Shareholders:

We are pleased to provide our second shareholder letter following the launch of the Towle Deep Value Fund (the “Fund”).   From inception on October 31, 2011 to the close of business on September 30, 2012, the Fund produced a return of 0.50% compared to a positive return of 12.88% for the Russell 2000 Value and 14.47% for the S&P 500 Index.

Sluggish post-recessionary conditions and unsettled public policy impede private sector confidence and the U.S. economic recovery. These historic headwinds keep many investors defensive and cautious, evidenced by the extraordinary valuation gap between economically sensitive stocks and defensive equities. According to JPMorgan Research, “Cyclicals now trade at a 41% discount on a P/E1 basis to Defensives, the highest discount in 40 years.” (JPMorgan, US Equity Strategy Flash, August 17, 2012)

Unprecedented capital flows into fixed income also confirm investors’ desire to reduce risk. “Since December 2007, investors have poured more than $1.1 trillion into bond mutual funds and exchange-traded funds (ETFs) – more than 33 times the amount allocated to equity funds and ETFs.” (U.S. Equities: Light at the End of the Tunnel, Asset Allocation Research Team, Fidelity Investments, September 2012)

With the current market environment ruled by risk aversion, deep value equities go largely ignored by investors and demonstrate considerable undervaluation. We believe the Fund’s portfolio in particular, with its embedded and unrecognized earnings power, remains attractively priced. Using consensus earnings estimates2, the median forward P/E3 for the Fund’s holdings as of September 30, 2012 is 9.0X, equivalent to an 11.1% after tax return on investment. This contrasts sharply with a 6.5% earnings yield for the broader stock market (Value Line), a 1.6% yield on the 10-year Treasury as of September 30, 2012, and a 0.1% yield for the average bank savings account (bankrate.com).  Reinforced by past investment experience, historically, better equity returns eventually follow such periods of uncertainty and valuation divergence.

The underpinnings of economic growth, namely technological advancement, energy demand, housing recovery, and an emerging middle class around the globe, bring investment opportunity to the long-term investor. From our perspective, company valuations support full exposure to deep value equities.

We remain committed to our well-defined, straight-forward investment strategy. The owners of Towle & Co., their families, and the employees of the firm maintain a significant investment in portfolios combined with or similar to client portfolios, including the Towle Deep Value Fund.

Thank you for investing with us, and for your continued confidence.

J. Ellwood Towle
Christopher D Towle
Peter J. Lewis, CFA
Wesley R. Tibbetts, CFA

1	P/E, or the price-to-earnings ratio, is an equity valuation measure defined as market price per share divided by annual earnings per share.
2	Consensus earnings estimates are calculated by averaging together all earnings estimates from security analysts reporting to Capital IQ.
3	Median forward P/E is a measurement of the price-to-earnings ratio using forecasted earnings, for the following calendar year, of the Fund’s median holding.

S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.

Stock fund prices fluctuate and investors may lose principal value. Micro-cap, small-cap and mid-cap stocks involve greater risks, and they can fluctuate in price more than larger company stocks. Foreign investments present additional risk due to currency exchange rate fluctuations, economic developments, political instability, and other factors. The Fund is non-diversified which increases the risk that the value of the Fund could go down because of the poor performance of a single investment. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds

Towle Deep Value Fund
FUND PERFORMANCE AND SUMMARY at September 30, 2012

This graph compares a hypothetical $50,000 investment in the Fund, made at its inception with a similar investment in the Russell 2000 Value Index.  The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. This Index is unmanaged and it is not possible to invest in this Index.

Total Returns as of September 30, 2012
	3 Months	Since Inception*
Towle Deep Value Fund	8.06%	0.50%
Russell 2000 Value Index	5.67%	12.88%
*Inception date 10/31/11.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.

Gross and net expense ratio for the Fund are 1.52% and 1.20% which are the amounts stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through October 31, 2012 (when it will automatically renew for an additional one year period).

Returns reflect the reinvestment of distributions made by the Fund and do not reflect the deduction of taxes a shareholder would pay on the Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012

Number of Shares		Value
	COMMON STOCKS – 96.5%
	CONSUMER DISCRETIONARY – 24.0%
11,940	Brown Shoe Co., Inc.	$191,398
10,550	GameStop Corp. - Class A	221,550
17,900	Goodyear Tire & Rubber Co.*	218,201
16,620	Jones Group, Inc.	213,900
37,720	OfficeMax, Inc.	294,593
4,770	Royal Caribbean Cruises Ltd.	144,102
2,905	Sonic Automotive, Inc. - Class A	55,137
2,310	Whirlpool Corp.	191,522
		1,530,403
	CONSUMER STAPLES – 8.9%
19,680	Chiquita Brands International, Inc.*	150,355
20,950	Dole Food Co., Inc.*	293,929
50,400	SUPERVALU, Inc.	121,464
		565,748
	ENERGY – 15.1%
62,610	Cal Dive International, Inc.*	95,793
8,030	Patterson-UTI Energy, Inc.	127,195
7,410	Peabody Energy Corp.	165,169
8,030	Tesoro Corp.	336,457
7,650	Valero Energy Corp.	242,352
		966,966
	FINANCIALS – 15.1%
1,510	Allied World Assurance Co. Holdings A.G.	116,648
5,480	Argo Group International Holdings Ltd.	177,497
7,700	CNA Financial Corp.	206,360
3,790	Hanover Insurance Group, Inc.	141,215
15,680	PHH Corp.*	319,088
		960,808
	INDUSTRIALS – 14.0%
36,980	Aegean Marine Petroleum Network, Inc.	224,469
18,990	Genco Shipping & Trading Ltd.*	69,883
5,070	General Cable Corp.*	148,957
24,390	Hawaiian Holdings, Inc.*	136,340
40,630	Meritor, Inc.*	172,271
6,760	Navistar International Corp.*	142,568
		894,488

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2012

Number of Shares		Value
	INFORMATION TECHNOLOGY – 12.1%
28480	Canadian Solar, Inc.*	$79459
20,010	Celestica, Inc.*	142,872
10,310	Ingram Micro, Inc. - Class A*	157,021
19,680	Sanmina-SCI Corp.*	167,083
10,930	Unisys Corp.*	227,563
		773,998
	MATERIALS – 7.3%
3,720	AM Castle & Co.*	46,463
45,600	Ferro Corp.*	156,408
10,270	PolyOne Corp.	170,174
8,390	Steel Dynamics, Inc.	94,219
		467,264
	TOTAL COMMON STOCKS (Cost $5,858,134)	6,159,675

Principal Amount
	SHORT-TERM INVESTMENTS – 3.1%
$196,709	UMB Money Market Fiduciary, 0.01%1	196,709

	TOTAL SHORT-TERM INVESTMENTS (Cost $196,709)	196,709

	TOTAL INVESTMENTS – 99.6% (Cost $6,054,843)	6,356,384
	Other Assets in Excess of Liabilities – 0.4%	23,691

	TOTAL NET ASSETS – 100.0%	$6,380,075

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.0%
Energy	15.1%
Financials	15.1%
Industrials	14.0%
Information Technology	12.1%
Consumer Staples	8.9%
Materials	7.3%
Total Common Stocks	96.5%
Short-Term Investments	3.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2012

Assets:
Investments, at value (cost $6,054,843)	$6,356,384
Receivables:
Investment securities sold	39,568
Fund shares sold	13,121
Dividends and interest	2,950
Due from Advisor	12,483
Offering costs	2,576
Prepaid expenses	16,458
Total assets	6,443,540

Liabilities:
Payables:
Investment securities purchased	32,825
Shareholder servicing fees (Note 6)	431
Audit fees	14,035
Fund accounting fees	4,130
Administration fees	3,555
Chief Compliance Officer fees	2,393
Legal fees	2,330
Transfer agent fees and expenses	868
Custody fees	579
Trustees' fees and expenses	238
Accrued other expenses	2,081
Total liabilities	63,465

Net Assets	$6,380,075

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of	$6,097,452
shares authorized)
Accumulated net investment income	4,614
Accumulated net realized loss on investments	(23,532)
Net unrealized appreciation on investments	301,541
Net Assets	$6,380,075

Number of shares issued and outstanding	634,618
Net asset value per share	$10.05

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF OPERATIONS
For the Period October 31, 2011* to September 30, 2012

Investment Income:
Dividends	$54,212
Interest	21
Total investment income	54,233

Expenses:
Transfer agent fees and expenses	35,952
Advisory fees	35,683
Administration fees	31,205
Offering cost	30,311
Fund accounting fees	22,420
Registration fees	21,256
Audit fees	14,035
Custody fees	10,272
Chief Compliance Officer fees	8,261
Legal fees	8,179
Trustees' fees and expenses	5,807
Miscellaneous	5,779
Shareholder servicing fees (Note 6)	1,850
Insurance fees	791
Total expenses	231,801
Advisory fees waived	(35,683)
Other expenses absorbed	(141,916)
Net expenses	54,202
Net investment income	31

Realized and Unrealized Gain on Investments:
Net realized loss on investments	(23,532)
Net change in unrealized appreciation/depreciation on investments	301,541
Net realized and unrealized gain on investments	278,009

Net Increase in Net Assets from Operations	$278,040

* Commencement of operations

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 31, 2011* to
September 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$31
Net realized loss on investments	(23,532)
Net change in unrealized appreciation/depreciation on investments	301,541
Net increase in net assets resulting from operations	278,040

Capital Transactions:
Net proceeds from shares sold	6,113,027
Cost of shares redeemed1	(10,992)
Net increase in net assets from capital transactions	6,102,035

Total increase in net assets	6,380,075

Net Assets:
Beginning of period	-
End of period	$6,380,075

Accumulated net investment income	$4,614

Capital Share Transactions:
Shares sold	635,808
Shares redeemed	(1,190)
Net increase from capital share transactions	634,618

* Commencement of operations
1 Net of redemption fee proceeds of $1.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 31, 2011* to
	September 30, 2012

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.00	2
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.05

Net asset value, end of period	$10.05

Total return	0.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,380

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.13%	4
After fees waived and expenses absorbed	1.20%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.93)%	4
After fees waived and expenses absorbed	0.00%	4
Portfolio turnover rate	34%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2012

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,887, which are being amortized over a one‐year period from October 31, 2011 (commencement of operations).

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.20% of the Fund's average daily net assets.  This agreement is effective until January 31, 2014, and may be terminated by the Trust’s Board of Trustees.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012

For the period October 31, 2011 (commencement of operations) through September 30, 2012, the Advisor waived all of its advisory fees of $35,683 and other expenses absorbed of $141,916.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At September 30, 2012, the amount of these potentially recoverable expenses was $177,599.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period October 31, 2011 (commencement of operations) through September 30, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period October 31, 2011 (commencement of operations) through September 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2012, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$6,060,013

Gross unrealized appreciation	948,716
Gross unrealized depreciation	(652,345)

Net unrealized appreciation	$296,371

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period October 31, 2011 (commencement of operations) through September 30, 2012, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized loss as follows:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss
$ (4,583)	$ 4,583	$ 0

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012

As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$4,614
Undistributed long-term capital gains	-
Tax accumulated earnings	4,614

Accumulated capital and other losses	(18,362)
Net unrealized appreciation on investments	296,371
Total accumulated earnings	$282,623

As of September 30, 2012, the Fund had a short-term capital loss carryover of $18,362.  To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions
For the period October 31, 2011 (commencement of operations) through September 30, 2012, purchases and sales of investments, excluding short-term investments, were $7,465,674 and $1,584,008, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 31, 2011 (commencement of operations) through September 30, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$6,159,675	$-	$-	$6,159,675
Short-Term Investments	196,709	-	-	196,709
Total Investments	$6,356,384	$-	$-	$6,356,384

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2012

Note 9 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Towle Deep Value Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of September 30, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 31, 2011 (commencement of operations) to September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Towle Deep Value Fund as of September 30, 2012, and the results of its operations, the changes in its net assets, and its financial highlights for the period October 31, 2011 to September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 28, 2012

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information
For the year ended September 30, 2012, 100.00% of dividends paid from net investment income for the Fund is designated as qualified dividend income.

For the year ended September 30, 2012, 100.00% of the dividends paid from net Investment income for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 99TOWLE (888-998-6953). The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	51	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	51	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	51	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	51	None

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	51	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Towle Deep Value Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/1/12 through 9/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/12	9/30/12	4/1/12 – 9/30/12
Towle Deep Value Fund
Actual Performance	$ 1,000.00	$ 967.30	$ 5.90
Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.05

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Towle & Co.
1610 Des Peres Road, Suite 250
St. Louis, MO  63131

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 99TOWLE (888-998-6953). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Towle Deep Value Fund
803 West Michigan Street
Milwaukee, WI  53233
(888) 99TOWLE (888-998-6953)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-998-9890.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2012	FYE 9/30/2011
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2012	FYE 9/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 9/30/2012	FYE 9/30/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	12/7/2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/7/2012